Goodwill - Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Goodwill balance, beginning of year	$ 38,019	$ 20,317
Goodwill balance, end of year	311,865	38,019
6 River Systems, Inc.
Goodwill [Roll Forward]
Increase related to acquisitions	264,527	0
Tictail, Inc.
Goodwill [Roll Forward]
Increase related to acquisitions	0	15,125
Other acquisitions
Goodwill [Roll Forward]
Increase related to acquisitions	$ 9,319	$ 2,577